Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Premium Class - Return Before Taxes
	Dec. 30, 2024
Average Annual Return:
Past 1 year	3.11%
Past 5 years	1.16%
Since Inception	0.89%	[1]

[1]	A From April 6, 2015 .